LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
LEASES
LEASES

NOTE 12 – LEASES

The Company has various operating and finance lease agreements with terms up to 10 years, for various types of property and equipment (such as office space and vehicles) etc. Some leases include options to purchase, terminate or extend for one or more years. These options are included in the lease term when it is reasonably certain that the option will be exercised. Leases with an initial term of 12 months or less are not recorded on the balance sheet; we recognize lease expense for these leases on a straight-line basis over the lease term.

Operating Leases

The Company’s weighted-average remaining lease term relating to its operating leases is 4.08 years, with a weighted-average discount rate of 6.74%.

The following table presents information about the amount, timing and uncertainty of cash flows arising from the Company’s operating leases as of June 30, 2024:

Maturity of Operating Lease Liability
2024	155,883
2025	228,541
2026	166,808
2027 and thereafter	274,925
Total undiscounted operating lease payments	$826,157
Less: Imputed interest	(100,205)
Present value of operating lease liabilities	$725,952

The Company incurred lease expense, due to amortization of operating lease right-of-use assets, of $82,263 and $67,850 and $159,430 and $123,204, which was included in “General and administrative expenses,” for the three and six months ended June 30, 2024 and 2023, respectively.

Finance Leases

The Company’s weighted-average remaining lease term relating to its finance leases is 1.19 years, with a weighted-average discount rate of 6.74%.

The following table presents information about the amount, timing and uncertainty of cash flows arising from the Company’s finance leases as of June 30, 2024:

Maturity of Lease Liability
2024	16,120
2025	13,522
2026	3,567
Total undiscounted finance lease payments	$33,209
Less: Imputed interest	(1,254)
Present value of finance lease liabilities	$31,955

The Company had financing cash flows used in finances leases of $8,616 and $43,009 and $17,353 and $78,605 for the three and six months ended June 30, 2024 and 2023, respectively.

The Company incurred interest expense on its finance leases of $583 and 7,488 and interest expense of $1,308 and $13,709 which was included in “Interest expense”, for the three and six months ended June 30, 2024 and 2023, respectively. The Company incurred amortization expense on its finance leases of $7,429 and amortization expense of $36,357 and $14,918 and $67,097 which was included in “Depreciation and amortization expense,” for the three and six months ended June 30, 2024 and 2023, respectively.

NOTE 13 – LEASES

The Company has various operating and finance lease agreements with terms up to ten years, for various types of property and equipment (such as office space and vehicles) etc. Some leases include options to purchase, terminate or extend for one or more years. These options are included in the lease term when it is reasonably certain that the option will be exercised. Leases with an initial term of 12 months or less are not recorded on the balance sheet; we recognize lease expense for these leases on a straight-line basis over the lease term.

Operating Leases

The Company’s weighted-average remaining lease term relating to its operating leases is 5.66 years, with a weighted-average discount rate of 6.74%.

The following table presents information about the amount, timing and uncertainty of cash flows arising from the Company’s operating leases as of December 31, 2023:

Maturity of Operating Lease Liability
2024	350,428
2025	264,420
2026	199,155
2027 and thereafter	541,818
Total undiscounted operating lease payments	$1,355,821
Less: Imputed interest	(225,392)
Present value of operating lease liabilities	$1,130,429

The Company incurred lease expense, due to amortization of operating lease right-of-use assets, of $364,968 and $210,463 which was included in “General and administrative expenses,” for the 12 months ended December 31, 2023 and 2022, respectively.

Finance Leases

The Company’s weighted-average remaining lease term relating to its finance leases is 1.16 years, with a weighted-average discount rate of 6.74%.

The following table presents information about the amount, timing and uncertainty of cash flows arising from the Company’s finance leases as of December 31, 2023:

Maturity of Lease Liability
2024	28,420
2025	5,337
Total undiscounted finance lease payments	$33,757
Less: Imputed interest	(1,274)
Present value of finance lease liabilities	$32,483

The Company had financing cash flows used in finances leases of $ 28,420 and $99,906 for the years ended December 31, 2023 and 2022, respectively.

The Company incurred interest expense on its finance leases of $ 2,903 and $16,467 which was included in “Interest expense,” for the years ended December 31, 2023 and 2022, respectively. The Company incurred amortization expense on its finance leases of $23,685 and $85,696 which was included in “Depreciation and amortization expense,” for the years ended December 31, 2023 and 2022, respectively.